NOTE 4. PRO FORMA ADJUSTMENTS	12 Months Ended
Mar. 31, 2021
Pro Forma Financials [Member]
NOTE 4. PRO FORMA ADJUSTMENTS

 NOTE 4. PRO FORMA ADJUSTMENTS

The pro forma adjustments are based on our preliminary estimates and assumptions that are subject to change. The following adjustments have been reflected in the unaudited pro forma condensed combined financial information:

a)	To eliminate 600,000,000 shares of common stock held in trust and equity of ABTI.